Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.6%
	AEROSPACE/DEFENSE — 9.9%
6,200	IHI Corp.	$671,314
1,019	Rheinmetall A.G.	2,149,487
207,631	Rolls-Royce Holdings PLC	2,753,085
		5,573,886
	AUTO PARTS & EQUIPMENT — 0.5%
3,228	Allison Transmission Holdings, Inc.	306,628
	BUILDING MATERIALS — 1.2%
5,413	Amrize Ltd.*	269,154
5,413	Holcim A.G.	400,535
		669,689
	CHEMICALS — 3.8%
5,340	Air Liquide S.A.	1,097,840
11,640	CF Industries Holdings, Inc.	1,070,880
		2,168,720
	COMMERCIAL SERVICES — 2.8%
2,090	United Rentals, Inc.	1,574,606
	COMPUTERS — 1.2%
4,346	Leidos Holdings, Inc.	685,625
	ELECTRIC — 13.5%
36,297	AES Corp.	381,845
11,365	American Electric Power Co., Inc.	1,179,232
5,838	Constellation Energy Corp.	1,884,273
4,440	DTE Energy Co.	588,122
3,580	NRG Energy, Inc.	574,876
28,806	PG&E Corp.	401,556
2,489	Talen Energy Corp.*	723,727
5,962	Vistra Corp.	1,155,495
6,568	WEC Energy Group, Inc.	684,386
		7,573,512
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.8%
8,200	Fujikura Ltd.	429,798
	ENGINEERING & CONSTRUCTION — 3.6%
1,184	Comfort Systems USA, Inc.	634,873
1,517	EMCOR Group, Inc.	811,428
3,433	MasTec, Inc.*	585,086
		2,031,387

Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INVESTMENT COMPANIES — 3.8%
92,680	Cleanspark, Inc.*	$1,022,260
14,210	Hut 8 Corp.*	264,306
53,464	MARA Holdings, Inc.*	838,316
		2,124,882
	IRON/STEEL — 5.4%
9,568	ATI, Inc.*	826,101
3,376	Carpenter Technology Corp.	933,059
9,823	Steel Dynamics, Inc.	1,257,442
		3,016,602
	MACHINERY-CONSTRUCTION & MINING — 6.8%
1,804	GE Vernova, Inc.	954,587
82,000	Mitsubishi Heavy Industries Ltd.	2,049,361
6,236	Vertiv Holdings Co. - Class A	800,765
		3,804,713
	METAL FABRICATE/HARDWARE — 0.6%
4,577	Mueller Industries, Inc.	363,734
	MINING — 3.5%
4,762	Agnico Eagle Mines Ltd.[1]	566,345
5,773	Cameco Corp.[1]	428,530
11,942	Rio Tinto PLC - ADR	696,577
41,408	Uranium Energy Corp.*	281,574
		1,973,026
	OIL & GAS — 10.9%
18,702	Canadian Natural Resources Ltd.	586,622
7,639	ConocoPhillips	685,524
11,622	Coterra Energy, Inc.	294,966
9,979	Devon Energy Corp.	317,432
4,416	EOG Resources, Inc.	528,198
10,439	Exxon Mobil Corp.	1,125,324
20,500	Inpex Corp.	287,393
23,223	Shell PLC - ADR	1,635,131
10,852	Suncor Energy, Inc.	405,688
5,650	Tourmaline Oil Corp.	272,045
		6,138,323
	OIL & GAS SERVICES — 1.3%
12,096	Schlumberger N.V.[1]	408,845
8,697	TechnipFMC PLC[1]	299,524
		708,369

Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PACKAGING & CONTAINERS — 0.8%
4,329	Crown Holdings, Inc.	$445,800
	PIPELINES — 0.9%
2,092	Cheniere Energy, Inc.	509,444
	REAL ESTATE — 2.4%
7,124	CBRE Group, Inc. - Class A*	998,215
1,335	Jones Lang LaSalle, Inc.*	341,466
		1,339,681
	REITS — 6.2%
5,088	American Tower Corp.	1,124,550
112	Equinix, Inc.	89,092
2,920	Lamar Advertising Co. - Class A	354,371
2,345	SBA Communications Corp.	550,700
8,542	Simon Property Group, Inc.	1,373,212
		3,491,925
	TRANSPORTATION — 0.7%
28,300	Kawasaki Kisen Kaisha Ltd.	400,465
	TOTAL COMMON STOCKS
	(Cost $37,087,851)	45,330,815
	EXCHANGE-TRADED FUNDS — 18.9%
920	abrdn Physical Palladium Shares ETF*	92,561
20,916	abrdn Physical Silver Shares ETF*	719,720
20,770	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	1,040,058
2,922	GraniteShares Platinum Trust*	37,986
22,225	iShares 0-5 Year TIPS Bond ETF	2,287,175
57,643	Schwab U.S. TIPS ETF	1,537,915
75,222	SPDR Gold MiniShares Trust*	4,928,545
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $9,494,235)	10,643,960
	TOTAL INVESTMENTS — 99.5%
	(Cost $46,582,086)	55,974,775
	Other Assets in Excess of Liabilities — 0.5%	281,725
	TOTAL NET ASSETS — 100.0%	$56,256,500

PLC – Public Limited Company
ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.